TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Preferred stock (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
TEMPORARY REDEEMABLE PREFERRED STOCK
Preferred stock, shares authorized	4,014,946	5,000,000	4,014,946	5,000,000
Preferred stock, par value	$ 0.00001		$ 0.00001
Shares
Ending balance, shares		0
Amount
Accretion of NCNV preferred stock			$ 5,903
Conversion of temporary redeemable preferred stock		$ 68,486
Series A preferred stock
TEMPORARY REDEEMABLE PREFERRED STOCK
Preferred stock, shares authorized	3,874,946	5,000,000	3,874,946
Preferred stock, par value		$ 0.00001	$ 0.00001
Shares
Beginning balance, shares	3,874,946	3,874,946	3,874,946
Conversion of temporary redeemable preferred stock, shares		(3,874,946)
Ending balance, shares		0	3,874,946
Amount
Beginning balance	$ 3,000	$ 3,000	$ 3,000
Conversion of temporary redeemable preferred stock		$ (3,000)
Ending balance			$ 3,000
NCNV preferred stock
TEMPORARY REDEEMABLE PREFERRED STOCK
Preferred stock, shares authorized	140,000	0	140,000
Preferred stock, par value		$ 0.00001	$ 0.00001
Shares
Beginning balance, shares	103,952	103,952	67,034
Cancellation of NCNV1 preferred stock, shares			(67,034)
Ending balance, shares		0	103,952
Amount
Beginning balance	$ 103,952	$ 103,952	$ 61,131
Accretion of NCNV preferred stock			5,903
Cancellation of NCNV1 preferred stock			(67,034)
Ending balance			$ 103,952